Other receivables and other assets - Disclosure of other receivables and other assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Prepaid expenses - non current	€ 2,320	€ 1,037	€ 0
Total non-current other assets	2,320	1,037	0
Research tax credit ("CIR")	4,600	4,595	4,374
VAT receivables	14,439	3,467	3,961
Advance made to the Nice CHU	0	0	4,000
Advance payments for the acquisition of Prosynergia	0	0	1,725
Prepaid expenses	5,746	915	721
Credit notes	60	254	4
Total current other receivables and assets	24,845	9,231	14,784
Other receivables and other assets	€ 27,164	€ 10,268	€ 14,784